Financial Risk Management - Unused Portions of the Credit Facility (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Commercial paper [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 602,243	¥ 660,740
Medium-term notes [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	1,229,911	1,923,587
Credit facility [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 1,832,154	¥ 2,584,327